Network, Operation and Support Expenses - Summary of Short Term Leases and Variable Lease Payment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short Term Leases, Lease Of Low Value Assets and Variable Lease Payment [Abstract]
Expense relating to short-term leases and other leases with remaining lease term ending on or before December 31, 2019, and leases of low value assets	¥ 1,322	¥ 1,971
Variable lease payments not included in the measurement of lease liabilities	¥ 5,415	¥ 4,478